Accumulated Other Comprehensive Income (Loss) (Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥ 18,283	¥ 19,632	¥ 26,872	¥ 26,105
Life insurance costs	(67,852)	(88,789)	(290,345)	(263,004)
Write-downs of securities	(536)	(150)	(607)	(210)
Interest expense	(37,158)	(17,026)	(88,631)	(50,458)
Income tax (expense) or benefit	(28,078)	(32,891)	(66,815)	(100,961)
Net Income	91,049	63,009	216,658	215,728
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	601	237	1,765	5,499
Income tax (expense) or benefit	(173)	(188)	(465)	(1,392)
Net Income	428	49	1,300	4,107
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Sales of debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividends	102	162	119	4,339
Life insurance premiums and related investment income	450	369	1,261	1,784
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Amortization of debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues	207	(15)	369	43
Life insurance premiums and related investment income	379	(166)	553	(513)
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Others
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Write-downs of securities	(537)	(113)	(537)	(154)
Reclassification adjustment included in net income | Debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	4	10	12	31
Total before income tax	4	10	12	31
Income tax (expense) or benefit	(1)	(3)	(3)	(9)
Net Income	3	7	9	22
Reclassification adjustment included in net income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	87	102	257	303
Amortization of net actuarial loss	(24)	(231)	(69)	(692)
Amortization of transition obligation	0	0	(1)	(1)
Total before income tax	63	(129)	187	(390)
Income tax (expense) or benefit	(16)	40	(49)	114
Net Income	47	(89)	138	(276)
Reclassification adjustment included in net income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	6,513		8,052	79
Total before income tax	(3,109)	(358)	(3,223)	(1,177)
Income tax (expense) or benefit	965	111	977	378
Net Income	(2,144)	(247)	(2,246)	(799)
Reclassification adjustment included in net income | Foreign currency translation adjustments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense	(9,622)		(11,275)	(1,256)
Interest expense		(358)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	3,267	698	1,382	(1,717)
Income tax (expense) or benefit	(779)	(135)	(343)	458
Net Income	2,488	563	1,039	(1,259)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	23	(796)	(134)	(1,338)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	164	(123)	0	(247)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	¥ 3,080	¥ 1,617	¥ 1,516	¥ (132)